UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21291

Bertolet Capital Trust

(Exact name of registrant as specified in charter)

1414 Sixth Avenue, Suite 900

New York, NY 10019

 (Address of principal executive offices)

(Zip code)

John E. Deysher

1414 Sixth Ave., Suite 900,

New York, NY 10019

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 508-4537

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

PINNACLE VALUE FUND
BERTOLET CAPITAL TRUST

				Schedule of Investments
				September 30, 2008 (Unaudited)
Shares/Principal Amount		Basis	Market Value	% of Assets

COMMON STOCKS
Business Development Companies
171,600	MVC Capital, Inc.	2,069,491	2,616,900	4.04%

Business Services
1,627,683	Sielox, Inc.*	554,777	260,429	0.40%

Conglomerate
125,851	Argan, Inc. *	503,424	1,948,173
3,700	Capital Southwest Corp.	370,955	525,585
5,500	Keystone Consol Industries, Inc. *	54,850	55,550
135,949	Regency Affiliates, Inc. *	726,173	564,188
1,842,114	WHX Corp.	5,205,701	2,578,959
		6,861,103	5,672,455	8.75%

Financial Services
164,100	Asta Funding, Inc.	1,648,608	1,150,341
330,845	BKF Capital Group, Inc.	1,200,242	363,930
507,840	Cadus Corp. *	821,626	746,525
83,500	Center Financial Corp.	718,284	1,066,295
295,500	Corus Bankshares, Inc.	1,795,164	1,196,775
271,570	Cosine Communications, Inc. *	668,134	665,346
42,000	JH Bank & Thrift	189,704	211,680
117,200	Kent Financial Services, Inc. *	265,452	187,520
157,850	Novt Corp. *	384,457	181,528
323,700	Preferred Bank	2,877,410	3,625,440
2,097	Wesco Financial Corp.	810,373	748,629
187,600	Zapata Corp. *	1,301,339	1,271,928
		12,680,793	11,415,937	17.61%

Industrial Instruments For Measurement, Display, and Control
75,100	Electro-Sensors, Inc.	307,988	297,396	0.46%

Insurance
542,000	First Acceptance Corp. *	2,003,133	1,842,800
18,900	Montpelier Re Holdings Ltd.	297,430	312,039
13,400	Safety Insurance Group, Inc.	467,735	508,262
		2,768,298	2,663,101	4.11%

IT Services
344,900	New Horizons Worldwide Inc. *	193,144	513,901
104,600	Technology Solutions Co. *	760,456	371,330
		953,600	885,231	1.37%

Newspaper Publishing & Printing
25,700	McClatchy Co.	637,946	113,080	0.17%

Mailboxes & Lockers
77,200	American Locker Group, Inc. *	459,549	231,600	0.36%

Manufactured Housing/RV
28,360	Flexsteel Industries, Inc.	314,410	287,854	0.44%

Optical Instruments & Lenses
481,105	Meade Instruments Corp. *	757,342	120,276	0.19%

Real Estate
533	USA Real Estate Investors Trust	249,424	223,860	0.35%

Retail-Family Clothing Stores
116,800	Stein Mart, Inc.	495,040	456,688	0.70%

Ship & Boat Building & Repairing
84,772	Conrad, Inc.	105,762	1,008,788	1.56%

Textiles
369,455	International Textil Group, Inc.	809,057	110,837	0.17%

Total for Common Stock		$ 30,024,580	$ 26,364,432	40.66%

Preferred Stock
49,870	Aristotle Corp. Pfd. - I	392,770	403,947

Total for Preferred Stock		$ 392,770	$ 403,947	0.62%

Closed-End Mutual Fund
28,900	New Ireland Fund	330,188	326,570	0.50%

Total for Closed-End Mutual Fund		$ 330,188	$ 326,570	0.50%

SHORT TERM INVESTMENTS
Money Market Fund
37,668,829	First American Government Obligation Fund Cl Y 2.10% **	37,668,829	37,668,829

Total for Short Term Investments		$ 37,668,829	$ 37,668,829	58.09%

	Total Investments	$ 68,416,367	$ 64,763,778	99.88%

	Other Assets Less Liablilities		79,471	0.12%

	Net Assets		$ 64,843,249	100.00%

* Non-Income producing securities.
** Dividend Yield

NOTES TO FINANCIAL STATEMENTS
Pinnacle Value Fund
1. SECURITY TRANSACTIONS
At September 30, 2008, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $68,416,367 amounted to $3,652,591, which consisted of aggregate gross unrealized appreciation of
$4,703,075 and aggregate gross unrealized depreciation of $8,355,666.

2. NEW ACCOUNTING PRONOUNCEMENTS
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 64,437,208	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 64,437,208	$ -

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/
depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bertolet Capital Trust

By /s/John E. Deysher President

*John E. Deysher President

Date November 21,2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John E. Deysher Treasurer

*John E. Deysher Treasurer

Date November 21, 2008

* Print the name and title of each signing officer under his or her signature.